UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519
Eaton Vance Tax Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code):	(617) 482-8260
Date of Fiscal Year End:	March 31
Date of Reporting Period:	December 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund                                as of December 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 116.9%

Security	Shares	Value
Banking — 8.3%
Allied Irish Banks PLC (1)(2)	200,000	$4,276,887
Bank of Nova Scotia (2)	300,000	11,886,000
BB&T Corp.	100,000	4,191,000
Washington Mutual, Inc.	250,000	10,875,000
		$31,228,887
Beverages — 0.8%
Diageo PLC ADR (2)	50,000	2,915,000
		$2,915,000
Chemicals — 1.7%
Lyondell Chemical Co.	275,000	6,550,500
		$6,550,500
Coal — 5.0%
Fording Canadian Coal Trust (2)	420,000	14,519,400
Peabody Energy Corp.	50,000	4,121,000
		$18,640,400
Commercial Services — 1.4%
Donnelley (R.R.) & Sons Co.	150,000	5,131,500
		$5,131,500
Diversified Minerals — 5.8%
BHP Billiton, Ltd. ADR (2)	250,000	8,355,000
Freeport-McMoRan Copper & Gold, Inc., Class B	250,000	13,450,000
		$21,805,000
Diversified Telecommunication Services — 11.8%
AT&T, Inc.	425,000	10,408,250
BCE, Inc. (2)	200,000	4,790,000
Sprint Nextel Corp.	400,000	9,344,000
Telefonos de Mexico SA ADR (2)	400,000	9,872,000
Verizon Communications, Inc.	325,000	9,789,000
		$44,203,250
Drugs — 2.7%
GlaxoSmithKline PLC ADR (2)	200,000	10,096,000
		$10,096,000
Financial Services — 3.2%
JPMorgan Chase & Co.	300,000	11,907,000
		$11,907,000
Insurance — 2.2%
PartnerRe, Ltd. (2)	125,000	8,208,750
		$8,208,750

Integrated Oil and Gas — 16.0%
BP PLC ADR (2)	175,000	$11,238,500
ChevronTexaco Corp.	200,000	11,354,000
ConocoPhillips	50,000	2,909,000
Occidental Petroleum Corp.	150,000	11,982,000
Statoil ASA (1)(2)	425,000	9,713,314
Total SA ADR (2)	100,000	12,640,000
		$59,836,814
IT Services — 1.1%
Certegy, Inc.	100,000	4,056,000
		$4,056,000
Machinery — 1.5%
Caterpillar, Inc.	100,000	5,777,000
		$5,777,000
Metals-Industrial — 5.8%
Anglo American PLC ADR (2)	125,000	4,347,500
Phelps Dodge Corp.	25,000	3,596,750
Rio Tinto PLC ADR (2)	40,000	7,311,600
Southern Copper Corp.	100,000	6,698,000
		$21,953,850
Oil and Gas-Equipment and Services — 5.2%
Halliburton Co.	150,000	9,294,000
Valero Energy Corp.	200,000	10,320,000
		$19,614,000
Oil and Gas-Exploration and Production — 6.9%
Kerr-McGee Corp.	100,000	9,086,000
Suncor Energy, Inc. (2)	265,000	16,729,450
		$25,815,450
Oil and Gas-Transportation and Distribution — 3.3%
Enbridge, Inc. (2)	400,000	12,508,000
		$12,508,000
Paper Products — 1.2%
Kimberly-Clark de Mexico SA de CV (2)	1,250,000	4,465,272
		$4,465,272
Pharmaceuticals — 3.3%
Abbott Laboratories	200,000	7,886,000
Pfizer, Inc.	200,000	4,664,000
		$12,550,000

REITs — 7.9%
AvalonBay Communities, Inc.	25,000	$2,231,250
Boston Properties, Inc.	50,000	3,706,500
Developers Diversified Realty Corp.	50,000	2,351,000
Federal Realty Investment Trust	50,000	3,032,500
Plum Creek Timber Co., Inc.	175,000	6,308,750
Public Storage, Inc.	81,400	5,512,408
Rayonier, Inc.	112,500	4,483,125
Simon Property Group, Inc.	25,000	1,915,750
		$29,541,283
Tobacco Company — 4.8%
Altria Group, Inc.	150,000	11,208,000
Imperial Tobacco Group PLC (1)(2)	225,000	6,693,350
		$17,901,350
Utilities-Electric — 4.3%
Edison International	100,000	4,361,000
Scottish Power PLC (1)(2)	1,250,000	11,656,703
		$16,017,703
Utilities-Electrical and Gas — 8.8%
Dominion Resources, Inc.	150,000	11,580,000
Entergy Corp.	125,000	8,581,250
Exelon Corp.	200,000	10,628,000
National Grid PLC (2)	400,000	0
Progress Energy, Inc.	50,000	2,196,000
		$32,985,250
Utilities-Water — 3.9%
Pennon Group PLC (1)(2)	94,000	1,913,427
Severn Trent PLC (1)(2)	200,000	3,720,181
Veolia Environnement (1)(2)	200,000	9,012,617
		$14,646,225
Total Common Stocks (identified cost $325,199,955)		$438,354,484

Preferred Stocks — 21.9%

Security	Shares	Value
Banking — 12.2%
ABN AMRO North America Capital Funding Trust, 6.968% (2)(3)(4)	950	$1,007,891
Banco Santander, 6.41% (2)	140,000	3,514,000
Barclays Bank PLC, 8.55% (1)(2)(3)(4)	55,000	6,371,640
BNP Paribas Capital Trust, 9.003% (1)(2)(3)(4)	35,000	4,211,931
CA Preferred Fund Trust, 7.00% (2)	55,000	5,752,851
Den Norske Bank, 7.729% (1)(2)(3)(4)	36,000	4,173,160
First Republic Bank, 6.70%	30,000	750,000
HSBC Capital Funding LP, 9.547% (1)(2)(3)(4)	40,000	4,875,584
Lloyds TSB Bank PLC, 6.90% (1)(2)	40,000	4,095,564
Royal Bank of Scotland Group PLC, 9.118% (1)(2)	50,000	5,847,110
UBS Preferred Funding Trust I, 8.622% (1)(2)(4)	43,700	5,096,949
		$45,696,680
Financial Services — 0.8%
Federal National Mortgage Association, Series K, 5.396%	60,000	2,976,000
		$2,976,000
Foods — 1.2%
Dairy Farmers of America, 7.875% (3)	45,000	4,476,686
		$4,476,686
Insurance — 7.4%
ACE Ltd., 7.80% (2)	28,000	730,800
Aegon NV, 6.375% (2)	80,000	2,020,800
AXA, 7.10% (2)	45,000	4,620,110
Endurance Specialty Holdings, Ltd., 7.75% (2)	12,750	302,175
ING Capital Funding Trust III, 8.439% (2)(4)	37,500	4,425,671
ING Group NV, 6.125% (2)	50,000	1,217,500
ING Group NV, 7.20% (2)	30,000	770,100
MetLife, Inc., 5.491% (4)	120,000	3,102,000
PartnerRe, Ltd., 6.50% (2)	120,000	2,811,600
Prudential PLC, 6.50% (2)	20,000	1,986,200
RenaissanceRe Holdings, Ltd., 6.08% (2)	148,000	2,989,600
XL Capital, Ltd., 7.625% (2)	12,000	306,000
Zurich Regcaps Fund Trust V, 5.05% (2)(3)(4)	2,500	2,491,406
		$27,773,962
Utilities-Gas — 0.3%
Southern Union Co., 7.55%	40,000	1,040,800
		$1,040,800

Total Preferred Stocks (identified cost $83,894,286)	$81,964,128
Total Investments — 138.8% (identified cost $409,094,241)	$520,318,612
Other Assets, Less Liabilities — (0.1)%	$(308,926)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (38.7)%	$(145,139,323)
Net Assets — 100.0%	$374,870,363

ADR	—	American Depository Receipt
REIT	—	Real Estate Investment Trust
(1)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(2)		Foreign security.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2005, the aggregate value of the securities is $27,608,298 or 7.4% of the Fund’s net assets.

(4)		Variable rate security. The stated interest rate represents the rate in effect at December 31, 2005.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	51.38%	$267,330,315
United Kingdom	15.96%	83,068,359
Canada	11.61%	60,432,850
France	6.96%	36,237,510
Bermuda	2.89%	15,042,925
Mexico	2.76%	14,337,272
Norway	2.67%	13,886,474
Netherlands	1.62%	8,434,071
Australia	1.61%	8,355,000
Other Countries	2.54%	13,193,836
	100.00%	$520,318,612

The Fund did not have any open financial instruments at December 31, 2005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$409,094,241
Gross unrealized appreciation	$114,998,886
Gross unrealized depreciation	(3,774,515)
Net unrealized appreciation	$111,224,371

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	February 24, 2006
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 24, 2006